Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Pensions [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Discount rate	11.00%	13.70%
Annual salary increase rate	5.50%	5.50%
Future annuities increase rate	4.50%	4.50%
Annual inflation rate	5.50%	5.50%
Retroactive Severance Pay [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Discount rate	10.50%	13.60%
Annual salary increase rate	5.50%	5.50%
Future annuities increase rate	0.00%	0.00%
Annual inflation rate	5.50%	5.50%
Bottom of range [member] | Retirement Pensions [Member] | Mortality Rate Men [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Mortality rate	60 years	60 years
Mortality rate, Percentage	0.00112%	0.00112%
Bottom of range [member] | Retirement Pensions [Member] | Mortality rate Women [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Mortality rate	55 years	55 years
Mortality rate, Percentage	0.00063%	0.00063%
Bottom of range [member] | Retroactive Severance Pay [Member] | Mortality Rate Men [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Mortality rate	60 years	60 years
Mortality rate, Percentage	0.00112%	0.00112%
Bottom of range [member] | Retroactive Severance Pay [Member] | Mortality rate Women [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Mortality rate	55 years	55 years
Mortality rate, Percentage	0.00063%	0.00063%
Top of range [member] | Retirement Pensions [Member] | Mortality Rate Men [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Mortality rate	62 years	62 years
Mortality rate, Percentage	0.03403%	0.03403%
Top of range [member] | Retirement Pensions [Member] | Mortality rate Women [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Mortality rate	57 years	57 years
Mortality rate, Percentage	0.01918%	0.01918%
Top of range [member] | Retroactive Severance Pay [Member] | Mortality Rate Men [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Mortality rate	62 years	62 years
Mortality rate, Percentage	0.03403%	0.03403%
Top of range [member] | Retroactive Severance Pay [Member] | Mortality rate Women [Member]
Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Future Annuities Rate, Inflation Rates and Mortality Rates [Line Items]
Mortality rate	57 years	57 years
Mortality rate, Percentage	0.01918%	0.01918%